PROPERTY	12 Months Ended
Dec. 31, 2010
PROPERTY [Abstract]
PROPERTY
5.	PROPERTY

Property on the consolidated balance sheets includes the following (in millions):

	2010	2009

Vessels	$1,220	$1,216
Machinery and equipment	661	609
Buildings	557	507
Land	236	165
Water, power and sewer systems	119	119
Other property improvements	108	99
Total	2,901	2,715
Less accumulated depreciation and amortization	(1,250)	(1,179)
Property – net	$1,651	$1,536